General and Administrative Expenses (Tables)	9 Months Ended
Sep. 30, 2023
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Eexpenses
(in thousands)	Nine months ended 30-Sep-23	Nine months ended 30-Sep-22	Three months ended 30-Sep-23	Three months ended 30-Sep-22
Salaries and related expenses	$725	438	$284	$144
Professional services	1,622	1,349	296	408
Consulting and director fees	782	949	296	251
Travel	63	107	16	9
Office and general	906	1,244	296	260
Regulatory and filing fees	143	109	59	44
Shareholder relations	173	489	71	58
Total	$4,414	4,685	$1,318	$1,174